Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,578,316.37	43,498	60.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.17440%	December 15, 2021
Class A-2 Notes	$486,270,000.00	0.25%	September 15, 2023
Class A-3 Notes	$423,780,000.00	0.41%	July 15, 2025
Class A-4 Notes	$134,990,000.00	0.51%	August 15, 2026
Class B Notes	$39,470,000.00	0.79%	August 15, 2026
Class C Notes	$26,320,000.00	1.04%	May 15, 2028

Total	$1,315,800,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,299,538.45

Principal:
Principal Collections	$18,577,964.72
Prepayments in Full	$11,950,338.68
Liquidation Proceeds	$300,976.39
Recoveries	$42,889.15
Sub Total	$30,872,168.94
Collections	$32,171,707.39

Purchase Amounts:
Purchase Amounts Related to Principal	$47,968.35
Purchase Amounts Related to Interest	$148.93
Sub Total	$48,117.28

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,219,824.67

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	18
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,219,824.67
Servicing Fee	$658,369.88	$658,369.88	$0.00	$0.00	$31,561,454.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,561,454.79
Interest - Class A-2 Notes	$15,648.13	$15,648.13	$0.00	$0.00	$31,545,806.66
Interest - Class A-3 Notes	$144,791.50	$144,791.50	$0.00	$0.00	$31,401,015.16
Interest - Class A-4 Notes	$57,370.75	$57,370.75	$0.00	$0.00	$31,343,644.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,343,644.41
Interest - Class B Notes	$25,984.42	$25,984.42	$0.00	$0.00	$31,317,659.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,317,659.99
Interest - Class C Notes	$22,810.67	$22,810.67	$0.00	$0.00	$31,294,849.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,294,849.32
Regular Principal Payment	$28,118,164.72	$28,118,164.72	$0.00	$0.00	$3,176,684.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,176,684.60
Residual Released to Depositor	$0.00	$3,176,684.60	$0.00	$0.00	$0.00

Total		$32,219,824.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,118,164.72
Total					$28,118,164.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,118,164.72	$57.82	$15,648.13	$0.03	$28,133,812.85	$57.85
Class A-3 Notes	$0.00	$0.00	$144,791.50	$0.34	$144,791.50	$0.34
Class A-4 Notes	$0.00	$0.00	$57,370.75	$0.43	$57,370.75	$0.43
Class B Notes	$0.00	$0.00	$25,984.42	$0.66	$25,984.42	$0.66
Class C Notes	$0.00	$0.00	$22,810.67	$0.87	$22,810.67	$0.87
Total	$28,118,164.72	$21.37	$266,605.47	$0.20	$28,384,770.19	$21.57

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$75,111,008.23	0.1544636	$46,992,843.51	0.0966394
Class A-3 Notes	$423,780,000.00	1.0000000	$423,780,000.00	1.0000000
Class A-4 Notes	$134,990,000.00	1.0000000	$134,990,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$699,671,008.23	0.5317457	$671,552,843.51	0.5103761

Pool Information
Weighted Average APR	2.042%	2.027%
Weighted Average Remaining Term	46.47	45.60
Number of Receivables Outstanding	30,261	29,642
Pool Balance	$790,043,852.04	$758,927,495.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$727,969,247.42	$699,384,337.35
Pool Factor	0.5526412	0.5308751

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,868,548.85
Yield Supplement Overcollateralization Amount	$59,543,157.89
Targeted Overcollateralization Amount	$87,374,651.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,374,651.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,868,548.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,868,548.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,868,548.85

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$239,108.66
(Recoveries)		15	$42,889.15
Net Loss for Current Collection Period			$196,219.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2980%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1715%
Second Prior Collection Period			0.2414%
Prior Collection Period			0.2260%
Current Collection Period			0.3040%
Four Month Average (Current and Prior Three Collection Periods)			0.2357%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		885	$2,252,855.25
(Cumulative Recoveries)			$244,311.93
Cumulative Net Loss for All Collection Periods			$2,008,543.32
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1405%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,545.60
Average Net Loss for Receivables that have experienced a Realized Loss			$2,269.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.75%	181	$5,666,192.33
61-90 Days Delinquent	0.12%	33	$916,651.70
91-120 Days Delinquent	0.01%	3	$73,633.73
Over 120 Days Delinquent	0.01%	1	$46,223.36
Total Delinquent Receivables	0.88%	218	$6,702,701.12

Repossession Inventory:
Repossessed in the Current Collection Period		4	$115,414.59
Total Repossessed Inventory		13	$326,245.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0841%
Prior Collection Period			0.0793%
Current Collection Period			0.1248%
Three Month Average			0.0961%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1366%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	18

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$2,530,122.14
2 Months Extended	90	$2,972,426.34
3+ Months Extended	9	$195,665.37

Total Receivables Extended	176	$5,698,213.85

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer